Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory [Abstract]
Goods in transit	$ 17	$ 9
Finished goods	58	104
Total inventory	$ 75	$ 113